                             MFS INSTITUTIONAL TRUST
               500 Boylston Street Boston Massachusetts 02116-3741
                                 617 954 5000




                                    November 3, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Institutional Trust (the "Trust") (File Nos. 33-37615 and 811-6174) on Behalf of MFS Institutional Global Fixed Income
              Fund, MFS Institutional Mid Cap Growth Fund, MFS Institutional Emerging Equities Fund, MFS Institutional Emerging Markets Debt Fund, MFS Institutional International Equity Fund, MFS Institutional Core Fixed Income Fund and MFS Institutional Research Fund

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 15 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 1997.

         Please call the  undersigned  or Brett A. Miguel at (617)  954-5873 or
(800) 343-2829 with any questions you may have.

                                    Very truly yours,


                                    JAMES R. BORDEWICK, JR.
                                    James R. Bordewick, Jr.
                                    Assistant Secretary

JRB/bjn